                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21409

                         Pioneer Municipal High Income
            Advantage Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Municipal High

 Income Advantage Trust

 NQ | June 30, 2017

 Ticker Symbol: MAV

Schedule of Investments  |  6/30/17 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 TAX EXEMPT OBLIGATIONS -  151.5% of Net Assets (a)

 Alabama - 1.7%

 2,500,000

 Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23

 $2,500,300

 2,500,000

 Huntsville-Redstone Village Special Care Facilities Financing Authority, Redstone Village Project, 5.5%, 1/1/43

 2,378,450

 $4,878,750

 Arizona - 0.7%

 2,000,000

 City of Phoenix, AZ, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36

 $1,913,560

 32,000

 County of Pima, AZ, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31

 32,222

 $1,945,782

 California - 14.9%

 6,990,000

 California County Tobacco Securitization Agency, Asset-Backed, Gold County Funding Corp., 5.25%, 6/1/46

 $6,939,253

 38,610,000(b)

 California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46

 5,629,724

 1,845,000

 California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40

 2,478,112

 1,550,000

 California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31

 1,700,520

 5,000,000

 California Pollution Control Financing Authority, 5.0%, 7/1/37 (144A)

 5,009,400

 3,000,000

 California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43

 3,497,550

 1,875,000

 California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43

 2,014,031

 757,342(c)

 California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38

 8

 1,500,000(d)

 City of Madera, CA, Irrigation Financing Authority, 6.25%, 1/1/31

 1,691,385

 1,500,000(d)

 City of Madera, CA, Irrigation Financing Authority, 6.5%, 1/1/40

 1,700,610

 2,695,000(e)

 Coast Community College District, Election, Series D, 5.0%, 8/1/31

 3,290,757

 1,000,000

 Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, 5.125%, 6/1/47

 996,160

 3,140,000(f)

 Lehman Municipal Trust Receipts, RIB, 11.729%, 11/1/39 (144A) (AGM Insured)

 3,451,300

 1,000,000

 River Islands Public Financing Authority, Community Facilities, 5.5%, 9/1/45

 1,064,040

 2,425,000(e)

 State of California, Various Purposes, 5.75%, 4/1/31

 2,620,406

 465,000

 Tobacco Securitization Authority of Southern California, Series A-1, 5.125%, 6/1/46

 464,986

 $42,548,242

 Colorado - 0.6%

 1,500,000

 Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43

 $1,668,930

 Connecticut - 3.7%

 2,035,000

 Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)

 $2,126,310

 7,200,000(e)

 State of Connecticut, Series E, 4.0%, 9/1/30

 7,505,136

 1,000,000

 Town of Hamden, CT, Whitney Center Project, Series A, 7.75%, 1/1/43

 1,035,750

 $10,667,196

 District of Columbia - 3.5%

 2,355,000

 District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33

 $2,658,866

 6,825,000

 District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40

 7,370,727

 $10,029,593

 Florida - 4.4%

 1,500,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41

 $1,730,685

 1,500,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46

 1,727,460

 2,500,000(d)

 County of Miami-Dade, FL, Aviation Revenue, Series B, 5.5%, 10/1/41

 2,742,575

 5,000,000

 Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32

 5,313,700

 1,000,000(d)

 Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32

 1,152,850

 $12,667,270

 Georgia - 6.2%

 5,000,000

 City of Atlanta, GA, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34

 $5,976,150

 900,000

 DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc. Project, 6.0%, 9/1/30

 988,443

 750,000

 DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/40

 816,997

 8,750,000

 Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43

 10,063,288

 $17,844,878

 Principal

 Amount

 USD ($)

 Value

 Guam - 0.4%

 1,000,000

 Guam Department of Education, Certificates of Participation, John F. Kennedy High School, Series A, 6.625%, 12/1/30

 $1,047,890

 Idaho - 0.7%

 2,000,000

 Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32

 $2,003,800

 Illinois - 3.5%

 417,400(f)

 Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52

 $293,486

 261,000(b)

 Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52

 9,005

 52,200(b)

 Illinois Finance Authority, Clare Oaks Project, Series C-2, 11/15/52

 13,703

 52,200(b)

 Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52

 8,483

 3,000,000(c)

 Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.125%, 2/15/40

 1,800,000

 2,500,000(c)

 Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.25%, 2/15/46

 1,500,000

 1,450,000

 Illinois Finance Authority, Memorial Health System, 5.5%, 4/1/39

 1,526,893

 2,000,000

 Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39

 2,191,920

 280,000(d)

 Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38

 314,661

 1,000,000

 Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)

 938,290

 1,530,000

 Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26

 1,358,135

 $9,954,576

 Indiana - 0.9%

 250,000

 City of Carmel, IN, Barrington Carmel Project, Series A, 7.0%, 11/15/32

 $272,875

 750,000

 City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/42

 819,307

 500,000

 City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/47

 544,980

 1,000,000

 Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37

 974,370

 $2,611,532

 Kansas - 0.4%

 1,000,000(d)

 Kansas Development Finance Authority, Hayes Medical Center, Inc., Series Q, 5.0%, 5/15/35

 $1,072,470

 Louisiana - 3.8%

 7,000,000

 Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41

 $7,680,610

 2,500,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, 6.75%, 11/1/32

 2,537,525

 750,000

 Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23

 752,872

 $10,971,007

 Maine - 2.0%

 1,500,000

 Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32

 $1,709,070

 3,500,000

 Maine Turnpike Authority, Series A, 5.0%, 7/1/42

 3,923,115

 $5,632,185

 Maryland - 3.9%

 2,000,000(d)

 Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45

 $2,340,920

 2,160,000

 Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44

 2,376,842

 1,250,000(d)

 Maryland Health & Higher Educational Facilities Authority, Doctor's Community Hospital, 5.75%, 7/1/38

 1,415,663

 4,500,000

 Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43

 4,943,745

 $11,077,170

 Massachusetts - 9.8%

 7,000,000(b)

 Massachusetts Bay Transportation Authority, Series A, 7/1/28

 $5,030,690

 2,575,000

 Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37

 2,887,708

 975,142

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46

 910,022

 2,200,000

 Massachusetts Development Finance Agency, Partner's Healthcare System, Series M-4, 5.0%, 7/1/39

 2,434,960

 8,000,000

 Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)

 10,912,320

 4,325,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32

 5,772,707

 $27,948,407

 Michigan - 3.0%

 2,000,000

 Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35

 $2,188,020

 Principal

 Amount

 USD ($)

 Value

 Michigan - (continued)

 560,000

 Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36

 $575,641

 5,000,000

 Michigan State University, Series A, 5.0%, 8/15/41

 5,748,550

 $8,512,211

 Minnesota - 2.6%

 2,000,000

 Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35

 $2,114,200

 1,000,000

 City of Ham Lake, MN, DaVinci Academy, Series A, 5.0%, 7/1/47

 1,000,000

 3,755,000(e)

 State of Minnesota, Series B, 4.0%, 8/1/27

 4,350,167

 $7,464,367

 Montana - 0.2%

 2,445,000(c)

 City of Hardin, MT, Tax Allocation, Rocky Mountain Power, Inc. Project, 6.25%, 9/1/31

 $488,169

 1,000,000(c)

 Two Rivers Authority, Inc., 7.375%, 11/1/27

 29,380

 $517,549

 Nevada - 0.7%

 2,000,000

 County of Washoe, NV, Fuel Tax, 5.0%, 2/1/43

 $2,105,020

 New Jersey - 9.0%

 7,500,000

 New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27

 $8,266,650

 3,500,000(f)

 New Jersey State Turnpike Authority, RIB, 12.345%, 1/1/28 (144A) (AGM Insured)

 6,079,080

 15,375,000(b)

 New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC Insured)

 11,393,336

 $25,739,066

 New York - 6.9%

 5,000,000

 New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41

 $5,610,400

 2,000,000(d)

 New York State Dormitory Authority, Orange Medical Center, 6.125%, 12/1/29

 2,143,500

 7,500,000

 New York State Dormitory Authority, Series C, 5.0%, 3/15/39

 8,527,050

 1,500,000

 New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45

 2,006,355

 1,357,463

 Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44

 1,451,603

 $19,738,908

 North Carolina - 0.7%

 500,000

 City of Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/42

 $586,805

 1,250,000

 City of Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/47

 1,464,487

 $2,051,292

 Ohio - 6.5%

 3,000,000(d)

 Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31

 $3,466,860

 2,500,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47

 2,434,650

 9,945,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47

 9,885,927

 2,500,000(e)

 State of Ohio, Common Schools, Series B, 5.0%, 6/15/29

 2,895,275

 $18,682,712

 Oregon - 1.1%

 1,000,000

 Oregon Health & Science University, Series A, 5.0%, 7/1/42

 $1,169,840

 2,000,000

 Oregon State Facilities Authority, Samaritan Health Services, Series A, 5.25%, 10/1/40

 2,123,060

 $3,292,900

 Pennsylvania - 10.5%

 1,000,000

 Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47

 $1,010,520

 800,000(f)

 Geisinger Authority, Geisinger Health System, Series B, 0.9%, 8/1/22

 800,000

 1,965,000

 Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29

 2,223,791

 5,000,000

 Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31

 5,009,850

 1,555,000(d)

 Pennsylvania Turnpike Commission, Series D, 5.3%, 12/1/41

 1,711,993

 3,445,000(d)

 Pennsylvania Turnpike Commission, Series D, 5.3%, 12/1/41

 3,785,848

 500,000

 Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50

 519,440

 6,000,000

 Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43

 6,870,360

 1,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)

 1,049,990

 2,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)

 2,109,420

 5,000,000

 Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System, Series A, 5.0%, 7/1/34

 5,005,000

 $30,096,212

 Principal

 Amount

 USD ($)

 Value

 Puerto Rico - 1.4%

 6,500,000(c)(e)

 Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35

 $3,940,625

 Rhode Island - 1.9%

 1,355,000(c)

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $334,590

 3,000,000

 Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37

 3,219,360

 1,500,000(d)

 Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46

 1,848,300

 $5,402,250

 South Carolina - 2.1%

 4,400,000(g)

 Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30

 $6,035,348

 South Dakota - 1.4%

 4,000,000

 South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44

 $4,081,480

 Tennessee - 1.9%

 5,000,000

 Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, 6.5%, 7/1/38

 $5,538,400

 Texas - 23.4%

 1,000,000

 Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34

 $1,009,920

 1,500,000

 Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44

 1,512,030

 2,500,000(d)

 Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41

 2,965,075

 2,500,000(e)

 County of Harris TX, Series A, 5.0%, 10/1/26

 3,060,425

 5,000,000(e)

 Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)

 5,666,500

 5,020,000

 Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53

 5,721,194

 2,663,453(c)

 Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36

 27

 2,400,000(f)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 0.95%, 12/1/41

 2,400,000

 3,000,000

 Houston Higher Education Finance Corp., St. John's School Project, Series A, 5.0%, 9/1/38

 3,267,210

 5,535,000(f)

 Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., 0.9%, 11/1/38

 5,535,000

 3,355,000

 North Texas Tollway Authority, Series A, 5.0%, 1/1/30

 3,933,066

 9,750,000(d)

 North Texas Tollway Authority, Series F, 5.75%, 1/1/33

 9,986,145

 1,500,000(d)

 Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41

 1,913,175

 2,000,0009(e)

 Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)

 2,268,660

 6,960,000(c)(h)

 Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38

 3,306,000

 1,000,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48

 837,230

 750,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55

 626,370

 1,000,000(c)

 Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30

 737,480

 3,365,000

 Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38

 3,854,271

 2,500,000

 Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46

 2,721,025

 5,000,000(e)

 Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)

 5,671,650

 $66,992,453

 Utah - 2.2%

 5,000,000

 County of Utah, UT, IHC Health Services, Inc., Series B, 4.0%, 5/15/47

 $5,139,100

 1,000,000

 Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36

 1,174,560

 $6,313,660

 Virginia - 5.2%

 2,275,000(e)

 County of Arlington, VA, 4.0%, 8/15/35

 $2,491,057

 2,000,000

 County of Washington, VA, Industrial Development Authority, Mountain States Health Alliance, Series C, 7.75%, 7/1/38

 2,153,620

 4,550,000

 Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47

 4,453,039

 5,000,000

 Virginia Public School Authority Revenue, 4.0%, 8/1/25 (State Aid Withholding)

 5,703,700

 $14,801,416

 Washington - 5.6%

 3,000,000

 City of Seattle, WA, Water System Revenue, 4.0%, 8/1/32

 $3,266,520

 2,500,000(e)

 King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)

 2,731,175

 2,500,000

 University of Washington, Series B, 5.0%, 6/1/29

 2,972,350

 1,500,000(d)

 Washington State Health Care Facilities Authority, Kadlec Regional Medical Center, 5.5%, 12/1/39

 1,712,820

 Principal

 Amount

 USD ($)

 Value

 Washington - (continued)

 2,000,000

 Washington State Health Care Facilities Authority, VA Mason Medical, Series A, 6.125%, 8/15/37

 $2,010,940

 2,000,000

 Washington State Health Care Facilities Authority, VA Mason Medical, Series A, 6.25%, 8/15/42

 2,011,180

 1,100,000

 Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)

 1,201,376

 $15,906,361

 West Virginia - 0.6%

 2,000,000(c)

 City of Philippi, WV, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44

 $1,200,000

 725,000(c)

 West Virginia Hospital Finance Authority, Highland Hospital Group, 9.125%, 10/1/41

 670,190

 $1,870,190

 Wisconsin - 3.5%

 5,000,000

 Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46

 $5,926,950

 750,000

 Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45

 786,278

 1,500,000

 Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47 (144A)

 1,733,040

 1,500,000(d)

 Wisconsin Health & Educational Facilities Authority, Pro Healthcare, Inc. Group, 6.625%, 2/15/39

 1,634,115

 $10,080,383

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $411,111,669)

 $433,732,481

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.1% of Net Assets

 13,000,000(f)

 Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)

 $227,500

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $13,000,000)

 $227,500

 TOTAL INVESTMENTS IN SECURITIES - 151.6%

 (Cost - $424,111,669) (i)

 $433,959,981

 OTHER ASSETS AND LIABILITIES - 0.8%

 $2,272,230

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (52.4)%

 $(150,007,114)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $286,225,097

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2017, the value of these securities amounted to $22,987,416, or 8.0% of total net assets applicable to common shareowners.

 RIB

Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2017

 (a)

 Consists of Revenue Bonds unless otherwise indicated.

 (b)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (c)

 Security is in default.

 (d)

Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (e)

 Represents a General Obligation Bond.

 (f)

 The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2017.

 (g)

 Escrow to maturity.

 (h)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

   (i)

 At June 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $417,328,714 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      39,289,800

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (22,658,533)

 Net unrealized appreciation

 $                      16,631,267

 For financial reporting purposes net unrealized appreciation on investments was $9,848,312 and cost of investments aggregated

 $424,111,669.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of June 30, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Tax Exempt Obligations

 Texas

     $–

  $63,686,453

  $3,306,000

  $66,992,453

 All Other Tax Exempt Obligations

 –

   366,740,028

 –

   366,740,028

 Municipal Collateralized Debt Obligation

 –

 227,500

 –

 227,500

 Total

     $–

  $430,653,981

  $3,306,000

  $433,959,981

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Tax Exempt Obligations

 Balance as of 3/31/17

 $4,176,000

 Realized gain (loss)

                           –

 Change in unrealized appreciation (depreciation)

 (869,274)

 Purchases

                     –

 Sales

                     –

 Accrued discounts/premiums

       (726)

 Changes between Level 3*

       –

 Balance as of 6/30/17

 $3,306,000

* Transfers are calculated on the beginning of period value. During the three months ended June 30, 2017, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at June 30, 2017: $869,274.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Municipal High Income Advantage Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 29, 2017 * Print the name and title of each signing officer under his or her signature.